PROVISIONS	12 Months Ended
Dec. 31, 2025
PROVISIONS
PROVISIONS
12.	PROVISIONS

	December 31,	December 31,
	2025	2024
Reclamation and remediation obligations (i)	$991.8	$948.6
Other provisions	59.0	55.4
Total provisions and current provisions	$1,050.8	$1,004.0
Less: current portion	(74.2)	(62.5)
Non-current portion	$976.6	$941.5

i.	Reclamation and remediation obligations

	December 31,	December 31,
	2025	2024
Balance at the beginning of the period	$948.6	$876.9
Change in estimate	30.0	60.0
Accretion	49.5	40.9
Payments	(36.3)	(29.2)
Balance at the end of the period	$991.8	$948.6
Less: current portion	(67.3)	(55.7)
Non-current portion	$924.5	$892.9

The Company conducts its operations so as to protect the public health and the environment, and to comply with all applicable laws and regulations governing protection of the environment. Reclamation and remediation obligations arise throughout the life of each mine. The Company estimates future reclamation costs based on the level of current mining activity and estimates of costs required to fulfill the Company’s future obligations. The above table details the items that affect the reclamation and remediation obligations.

Included in other operating expense for the year ended December 31, 2025 is a $56.0 million recovery (year ended December 31, 2024 - $6.9 million expense) reflecting revised estimated costs that support the reclamation and remediation obligations for properties that have changes in estimate that exceed the carrying value of the related assets, have ceased mining activities, or have a short remaining mine life. See Note 7vii. The remaining change in estimate of $86.0 million was recognized as an addition to property, plant, and equipment. See Note 7iv. The majority of the expenditures are expected to occur between 2026 and 2055. The discount rates used in estimating the site restoration cost obligation were between 3.5% and 8.2% for the year ended December 31, 2025 (year ended December 31, 2024 – 4.3% and 8.4%), and the inflation rates used were between 1.9% and 4.0% for the year ended December 31, 2025 (year ended December 31, 2024 – 1.9% and 4.2%).

Regulatory authorities in certain jurisdictions require that security be provided to cover the estimated reclamation and remediation obligations. As at December 31, 2025, letters of credit totaling $580.7 million (December 31, 2024 - $478.4 million) had been issued to various regulatory agencies to satisfy financial assurance requirements for this purpose. The letters of credit were issued against the Company’s Letter of Credit guarantee facility with EDC, the revolving credit facility, and pursuant to arrangements with certain international banks. The Company is in compliance with all applicable requirements under these facilities. In addition, as at December 31, 2025, $461.1 million (December 31, 2024 - $451.8 million) of surety bonds were outstanding as security over reclamation and remediation obligations with respect to Kinross’ properties in the United States and Brazil. The surety bonds were issued pursuant to arrangements with international banks and insurance companies.